Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,100,278	1,235,202
Granted	1,818,840	971,916
Vested	(510,738)	(574,706)
Forfeited	(52,972)	(532,134)
Outstanding, end of year	2,355,408	1,100,278